Leases - Summary of Future Minimum Payment Receivables (Detail) kr in Millions	12 Months Ended
Dec. 31, 2021 SEK (kr)
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	kr 84
Future minimum, Financial leases	214
2022 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	47
Future minimum, Financial leases	66
2023 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	22
Future minimum, Financial leases	67
2024 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	9
Future minimum, Financial leases	69
2025 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	3
Future minimum, Financial leases	12
2026 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	1
Future minimum, Financial leases	0
2027 and later[member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum, Operating leases	2
Future minimum, Financial leases	kr 0